Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 5,333	$ 5,333
Less: Allowance for expected credit losses	(5,333)	(5,333)
Accounts receivable, net